Computation of Basic and Diluted Net Income per Share Attributable to Ordinary Shareholders (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Computation of Earnings Per Share [Line Items]
Net income attributable to ordinary shareholders-basic	$ 82,716,985	¥ 535,824,084	¥ 446,552,851	¥ 315,927,738
Plus: interest expense for convertible notes	2,477,748	16,050,359
Net income attributable to ordinary shareholders-diluted	$ 85,194,733	¥ 551,874,443	¥ 446,552,851	¥ 315,927,738
Weighted average number of ordinary shares outstanding-basic	28,085,521	28,085,521	27,873,501	27,480,150
Plus: shares outstanding for convertible notes	1,575,074	1,575,074
Weighted average number of ordinary shares outstanding-diluted	30,145,976	30,145,976	28,227,823	28,008,386
Basic net income per share | (per share)	$ 2.95	¥ 19.08	¥ 16.02	¥ 11.50
Diluted net income per share | (per share)	$ 2.83	¥ 18.31	¥ 15.82	¥ 11.28
Stock Options
Computation of Earnings Per Share [Line Items]
Additional shares included in the calculation of diluted EPS	207,354	207,354	178,203	229,339
Restricted Stock
Computation of Earnings Per Share [Line Items]
Additional shares included in the calculation of diluted EPS	278,027	278,027	176,119	298,897